Organization and Business Description (Details) - USD ($)			12 Months Ended
	Aug. 14, 2026	Jul. 06, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Organization and Business Description [Line Items]
Cash			$ 3,404,900
Working capital deficit			22,693,674	$ 15,688,971
Net Income (Loss)			(10,669,186)	3,104,267	$ 3,140,068
Net cash used in operating activities			$ (5,329,173)	$ 7,401,485	$ 6,477,442
Subsequent Event [Member]
Organization and Business Description [Line Items]
Number of aggregate units purchased		320,000
Aggregate gross proceeds	$ 200,000,000	$ 6,320,000